Fair Value Measurements - Schedule of Fair Value of Warrants (Detail)	Jun. 30, 2018	Dec. 31, 2017
'Expected Volatility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input	1.9410
Risk-free Interest Rates [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input	0.0278
Expected Life [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants term	5 years
Minimum [Member] | 'Expected Volatility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input	1.3269	1.3088
Minimum [Member] | Risk-free Interest Rates [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input	0.0199	0.0168
Minimum [Member] | Expected Life [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants term	3 months 29 days	9 months 25 days
Maximum [Member] | 'Expected Volatility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input	3.7200	2.6692
Maximum [Member] | Risk-free Interest Rates [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input	0.0292	0.0206
Maximum [Member] | Expected Life [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants term	6 years 4 months 24 days	4 years 10 months 17 days
November 2017 Warrants [Member] | 'Expected Volatility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input		2.1739
November 2017 Warrants [Member] | Risk-free Interest Rates [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input		0.0198
November 2017 Warrants [Member] | Expected Life [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants term		4 years 10 months 17 days
October 2016 Warrants [Member] | 'Expected Volatility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input		1.3088
October 2016 Warrants [Member] | Risk-free Interest Rates [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input		0.0206
October 2016 Warrants [Member] | Expected Life [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants term		3 years 9 months 3 days
July 2015 Series A Warrants [Member] | 'Expected Volatility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input		1.6187
July 2015 Series A Warrants [Member] | Risk-free Interest Rates [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input		0.0194
July 2015 Series A Warrants [Member] | Expected Life [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants term		2 years 6 months 21 days
February 2015 Warrants [Member] | 'Expected Volatility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input		1.6995
February 2015 Warrants [Member] | Risk-free Interest Rates [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input		0.0190
February 2015 Warrants [Member] | Expected Life [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants term		2 years 1 month 16 days
October 2013 Warrants [Member] | 'Expected Volatility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input		2.6692
October 2013 Warrants [Member] | Risk-free Interest Rates [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input		0.0168
October 2013 Warrants [Member] | Expected Life [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants term		9 months 25 days